VIRTUS Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—2.3%
Alphabet, Inc. Class C (United States)(1)	43,522	$ 6,134
Consumer Discretionary—11.6%
Amazon.com, Inc. (United States)(1)	80,815	12,279
Booking Holdings, Inc. (United States)(1)	954	3,384
Flutter Entertainment plc (Ireland)(1)	44,086	7,787
LVMH Moet Hennessy Louis Vuitton SE (France)	3,593	2,910
NIKE, Inc. Class B (United States)	17,496	1,899
Yum China Holdings, Inc. (China)	61,629	2,615
		30,874

Consumer Staples—15.3%
Coca-Cola Co. (The) (United States)	184,987	10,901
L’Oreal S.A. (France)	8,963	4,459
Mondelez International, Inc. Class A (United States)	106,774	7,734
Nestle S.A. Registered Shares (Switzerland)	95,716	11,097
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,542,855	6,486
		40,677

Financials—17.2%
CME Group, Inc. Class A (United States)	46,947	9,887
HDFC Bank Ltd. (India)	627,799	12,896
London Stock Exchange Group plc (United Kingdom)	79,273	9,371
Mastercard, Inc. Class A (United States)	21,210	9,046
Visa, Inc. Class A (United States)	18,264	4,755
		45,955

Health Care—20.7%
Abbott Laboratories (United States)	79,722	8,775
Alcon, Inc. (Switzerland)	63,229	4,935
Becton Dickinson & Co. (United States)	25,390	6,191
Boston Scientific Corp. (United States)(1)	138,252	7,992
EssilorLuxottica S.A. (France)	40,578	8,135
Hoya Corp. (Japan)	31,176	3,897
Intuitive Surgical, Inc. (United States)(1)	2,240	756
Thermo Fisher Scientific, Inc. (United States)	8,315	4,414
UnitedHealth Group, Inc. (United States)	19,305	10,163
		55,258

Industrials—9.2%
Ashtead Group plc (United Kingdom)	64,956	4,522
RB Global, Inc. (Canada)	61,143	4,090
RELX plc (United Kingdom)	337,644	13,385
Rentokil Initial plc (United Kingdom)	466,304	2,620
		24,617

	Shares	Value

Information Technology—16.9%
Adobe, Inc. (United States)(1)	5,238	$ 3,125
Constellation Software, Inc. (Canada)	3,171	7,862
Microsoft Corp. (United States)	42,594	16,017
ServiceNow, Inc. (United States)(1)	4,979	3,518
Synopsys, Inc. (United States)(1)	6,283	3,235
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	61,840	6,431
Tata Consultancy Services Ltd. (India)	108,724	4,956
		45,144

Materials—4.7%
Air Liquide S.A. (France)	27,628	5,372
Sherwin-Williams Co. (The) (United States)	9,415	2,936
Vulcan Materials Co. (United States)	17,928	4,070
		12,378

Total Common Stocks (Identified Cost $163,956)		261,037

Total Long-Term Investments—97.9% (Identified Cost $163,956)		261,037

TOTAL INVESTMENTS—97.9% (Identified Cost $163,956)		$261,037
Other assets and liabilities, net—2.1%		5,724
NET ASSETS—100.0%		$266,761

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	53%
United Kingdom	11
France	8
India	7
Switzerland	6
Canada	5
Ireland	3
Other	7
Total	100%
† % of total investments as of December 31, 2023.
See Notes to Schedule of Investments

VIRTUS Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$261,037	$261,037
Total Investments	$261,037	$261,037
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
On November 15, 2023, the Board voted to approve:
An agreement and Plan of Reorganization, pursuant to which Virtus Vontobel Global Opportunities Fund (the “Acquired Fund”), a series of Virtus Opportunities Trust, will reorganize with and into Virtus SGA Global Growth Fund (the “Acquiring Fund”), a series of the Trust, on or about March 8, 2024.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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